Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other assets [Abstract]
The disclosure of detailed information of other assets [Text Block]
Following is a summary of other assets:

	December 31,	December 31,
	2018	2017
Accounts receivable (1)	13,333	6,793
Interest receivable - deposits	281	48
IT projects under development (2)	357	1,405
Other (3)	3,003	5,510
	16,974	13,756

(1)
As of December 31, 2018, the sale of financial assets was executed for $ 12.4 million and related payment was received in January 2019.

(2)
As of December 31, 2018, the Bank derecognized the amount of $0.8 million related to IT projects under development, outstanding as of December 31, 2017, in the consolidated financial statement of profit or loss as an impairment loss on non-financial assets.

(3)
As of December 31, 2018, the Bank derecognized the amount of $1.7 million related to a leasing under development, outstanding as of December 31, 2017, in the consolidated financial statement of profit or loss as an impairment loss on non-financial assets.